Financial assets and liabilities at fair value - Financial assets and liabilities at fair value in level 3 (Details) - SEK (kr) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	kr (295,283)
Financial liabilities at end of period	(329,274)	kr (295,283)
Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value, at the beginning of period	(43,730)	(52,485)
Purchases	(5,633)	(10,707)
Settlements & sales	8,117	21,015
Transfers to level 3	(10,649)	1
Transfers from level 3	5,218	1,009
Gains (+) and losses (-) through profit or loss	(2,821)	(227)
Gains (+) and losses (-) in Other comprehensive income	(95)	(43)
Exchange-rate differences assets and liabilities	358	(2,293)
Financial assets and liabilities at fair value, at the end of period	(49,235)	(43,730)
Unrealized fair value changes	27	(69)
Debt securities issued | Level 3
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(43,752)	(47,898)
Purchases liabilities	(5,631)	(10,702)
Settlements & sales	8,329	21,314
Transfers to level 3	(10,649)
Transfers from level 3	6,483	1,040
Gains (+) and losses (-) through profit or loss	(319)	(3,408)
Gains (+) and losses (-) in Other comprehensive income	(95)	(43)
Exchange-rate differences	(1,089)	(4,055)
Financial liabilities at end of period	(46,723)	(43,752)
Derivatives | Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value, at the beginning of period	22	(4,587)
Purchases	(2)	(5)
Settlements & sales	(212)	(299)
Transfers to level 3		1
Transfers from level 3	(1,265)	(31)
Gains (+) and losses (-) through profit or loss	(2,502)	3,181
Exchange-rate differences assets and liabilities	1,447	1,762
Financial assets and liabilities at fair value, at the end of period	kr (2,512)	kr 22